Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies and Recent Accounting Pronouncements
Schedule of partnership's revenues

Charterer	2023	2022	2021
A	41%	43%	45%
B	43%	41%	39%
C	16%	16%	16%
Total	100%	100%	100%